Financial Assets And Financial Liabilities - Summary Of Movement In The Derivative Warrant Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure in tabular form of movement in warrant liabilities [line items]
Issuance of Public and Private Warrants on Transaction date			€ 14,491
Class of warrants or rights excercised during the period value.		€ (6,306)	(193)
Exchange differences	€ 1,466	(3,618)	1,026
Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 2,170	€ 24,887
Number of warrants, Beginning balance (Shares)	5,259,506	5,705,972
Change in fair value of derivative warrant liabilities	€ (1,440)	€ (22,730)
Exchange differences	(17)	1,419
Euros, Ending balance	€ 713	€ 2,170	€ 24,887
Number of warrants, Ending balance (Shares)	5,259,506	5,259,506	5,705,972
Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 3,664	€ 58,365
Number of warrants, Beginning balance (Shares)	8,883,333	8,933,333
Change in fair value of derivative warrant liabilities	€ (2,433)	€ 58,018
Exchange differences	(29)	3,593
Euros, Ending balance	€ 1,202	€ 3,664	€ 58,365
Number of warrants, Ending balance (Shares)	8,883,333	8,883,333	8,933,333
BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0	€ 0
Number of warrants, Beginning balance (Shares)	0	0
Change in fair value of derivative warrant liabilities	€ (2,603)
Number of warrants issued during the period	1,007,894
Value of warrants issued during the period	€ 3,893
Exchange differences	(86)
Euros, Ending balance	€ 1,204	€ 0	€ 0
Number of warrants, Ending balance (Shares)	1,007,894	0	0
Public warrant and Private warrant and BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 5,834	€ 83,252
Number of warrants, Beginning balance (Shares)	14,142,839	14,639,305
Change in fair value of derivative warrant liabilities	€ (6,476)	€ (80,748)
Number of warrants issued during the period	1,007,894
Value of warrants issued during the period	€ 3,893
Exchange differences	(132)	5,012
Euros, Ending balance	€ 3,119	€ 5,834	€ 83,252
Number of warrants, Ending balance (Shares)	15,150,733	14,142,839	14,639,305
Public Warrants exercised on January 11, 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (472)
Class of warrants or excercised during the period (Shares)		(141,808)
Public Warrants exercised on January 11, 2022 [member] | Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Issuance of Public and Private Warrants on Transaction date (Shares)		50,000
Class of warrants or rights excercised during the period value.		€ (276)
Public Warrants exercised on January 11, 2022 [member] | Public warrant and Private warrant and BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Issuance of Public and Private Warrants on Transaction date (Shares)		191,808
Class of warrants or rights excercised during the period value.		€ (748)
Public Warrants exercised on February 1, 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (933)
Class of warrants or excercised during the period (Shares)		(304,635)
Public Warrants exercised on February 1, 2022 [member] | Public warrant and Private warrant and BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (933)
Class of warrants or excercised during the period (Shares)		(304,635)
Public Warrants exercised on March 23, 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (1)
Class of warrants or excercised during the period (Shares)		(22)
Public Warrants exercised on March 23, 2022 [member] | Public warrant and Private warrant and BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (1)
Class of warrants or excercised during the period (Shares)		(22)
Public Warrants exercised on October 10, 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or excercised during the period (Shares)		(1)
Public Warrants exercised on October 10, 2022 [member] | Public warrant and Private warrant and BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or excercised during the period (Shares)		(1)